CCMI BOND FUND
                                CCMI EQUITY FUND

                         Supplement Dated June 28, 2004
                       To Prospectus Dated October 1, 2003

Effective June 7, 2004, the Board of Trustees of the CCMI Funds approved the elimination of each Fund's sales charge. All references to sales charges in the October 1, 2003 prospectus should be disregarded. Fund shares will be sold at net asset value (NAV), with no sales charge. As a result, the public offering price of the shares will be the same as NAV.

The following information regarding performance, fees and expenses replaces the information found on pages 2-6 of the October 1, 2003 prospectus:

CCMI BOND FUND


Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's 2003 total return. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The performance information in the bar chart and table does not reflect the payment of any sales charge, which was eliminated June 7, 2004. The Fund's performance would have been lower if the sales charge were included. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


                        Total Return as of December 31,

                                   2003         4.02%



The Fund's total return for the three-month period from January 1, 2004 through March 31, 2004 was 2.70%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 3.04% (quarter ended June 30, 2003). Its lowest quarterly return was (0.99)% (quarter ended September 30, 2003).

Average Annual Total Return Table
Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's shares to illustrate the effect of federal taxes on the Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (the LB Index). The LB Index includes over 5,000 fixed rate debt issues rated investment grade or higher by rating agencies. The LB Index is comprised of government, corporate, and mortgage backed securities. All returns are market value weighted inclusive of accrued interest. Index returns do not reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance.

For the periods ended December 31, 2003
------------------------------------------------
                                                                  Start of
CCMI Bond Fund                                One Year          Performance1
---------------------------------------   -----------------   -----------------

Return before taxes                             4.02%               7.85%

Return after taxes on distributions2            1.97%               6.29%

Return After Taxes on Distributions
and Sale of Fund Shares2                        2.54%               5.71%

Lehman Brothers Aggregate Bond Index            4.11%               6.94%

1  The Fund's start of performance date was July 1, 2002.
2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential return.

CCMI EQUITY FUND


Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The performance information in the bar chart and table does not reflect the payment of any sales charge, which was eliminated June 7, 2004. The Fund's performance would have been lower if the sales charge were included. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


                Total Return as of December 31,

                    1995      29.16%
                    1996      21.43%
                    1997      30.27%
                    1998      24.49%
                    1999      14.77%
                    2000      -2.05%
                    2001     -10.03%
                    2002     -21.12%
                    2003      27.83%


The Fund's total return for the three-month period from January 1, 2004 through March 31, 2004 was 1.77%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 21.31% (quarter ended December 31, 1998). Its lowest quarterly return was (-17.12)% (quarter ended September 30, 2002).

Average Annual Total Return Table
Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's shares to illustrate the effect of federal taxes on the Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance.

For the periods ended December 31, 2003
------------------------------------------------
                                                                       Start of
CCMI Equity Fund                        One Year       Five Year    Performance1
----------------------                -------------   -------------  -----------

Return before taxes                     27.83%           0.39%            11.23%

Return after taxes on distributions2    27.50%          -1.33%             9.45%

Return After Taxes on Distributions
and Sale of Fund Shares2                16.92%           0.22%             9.19%

S&P 500 Index                           28.66%          -0.58%            12.27%


1  The Fund's start of performance date was December 5, 1994.
2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential return.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                                                    CCMI              CCMI
                                                                  Bond Fund       Equity Fund
                                                               ----------------  ---------------

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on                              0.00%            0.00%
   Purchases (as a percentage of offering price)

Redemption Fee (as a percentage of amount                           0.00%            0.00%
   redeemed, if applicable)1


Annual Fund Operating Expenses (Before Waiver/Reimbursement)2

Expenses That are Deducted From Fund
    Assets (as a percentage of average net assets)

Management Fee                                                      0.60%            0.85%

Distribution and/or Shareholder Services (12b-1) Fees3              0.25%            0.25%

Other Expenses                                                      0.21%            0.21%

Total Annual Fund Operating Expenses                                1.06%            1.31%

  1 A 1.00% redemption fee applies to purchases at net asset value (investments of $1,000,000 or more) which are redeemed within one year of purchase. See "How
To Redeem Shares."

  2 Each Fund's operating expenses have been restated to reflect current fees.
Although not contractually obligated to do so, the Adviser expects to waive a portion of its management fees and/or reimburse expenses as follows:

Total Waivers/Reimbursements of Fund Expenses                       0.25%            0.28%

     Net Annual Fund Operating Expenses
           (after waiver / reimbursement)                           0.81%            1.03%


     The Adviser can terminate this anticipated voluntary waiver/reimbursement at any time.

  3 The Bond Fund has no present intention of paying or accruing a distribution fee for the fiscal period ending September 30, 2004. The Equity Fund has no distribution plan. Each Fund pays a shareholder services fee as indicated above.


EXAMPLE
This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses before waivers remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   Bond Fund         Equity Fund
                -----------------  -----------------
   1 Year             $ 108              $ 133     108
   3 Years            $ 337              $ 415     337
   5 Years            $ 585              $ 718     585
  10 Years           $ 1,294            $ 1,579  ,294

         This supplement and the Prospectus dated October 1, 2003 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated June 28, 2004, which is incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-800-386-3111.

                    CCMI TAX EXEMPT-NORTH CAROLINA BOND FUND

                         Supplement Dated June 28, 2004
                       To Prospectus Dated January 1, 2004

Effective June 7, 2004, the Board of Trustees of the CCMI Funds approved the elimination of the Fund's sales charge. All references to sales charges in the January 1, 2004 prospectus should be disregarded. Fund shares will be sold at net asset value (NAV), with no sales charge. As a result, the public offering price of the shares will be the same as NAV.

The following information regarding performance, fees and expenses replaces the information found on page 3-4 of the January 1, 2004 prospectus:
What are the Fund's fees and expenses?

Fees and Expenses

This table describes the estimated fees and expenses that you may pay if you buy and hold Shares of the Fund.


                                                                 CCMI Tax-Exempt
                                                                  North Carolina
                                                                    Bond Fund
                                                                ---------------

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on                               0.00%
   Purchases (as a percentage of offering price)

Redemption Fee (as a percentage of amount                            0.00%
   redeemed, if applicable)1


Annual Fund Operating Expenses (Before Waiver/Reimbursement)2

Expenses That are Deducted From Fund
    Assets (as a percentage of average net assets)

Management Fee                                                       0.40%

Distribution and/or Shareholder Services (12b-1) Fee3                0.00%

Other Expenses                                                       0.35%

Total Annual Fund Operating Expenses                                 0.75%

 1 A 1.00% redemption fee applies to purchases at net asset value (investments of $1,000,000 or more) which are redeemed within one year of purchase. See "How To Redeem Shares."

2  Estimated.

 3 The Fund has adopted both a Shareholder Services Plan and a Distribution Plan pursuant to Rule 12b-1. However, the Fund's Board of Trustees has not authorized the Fund to pay or accrue fees under either the Shareholder Services Plan or the Distribution Plan for the fiscal period ending September 30, 2004. If authorized by the Board of Trustees, the Fund could pay shareholder servicing fees and distribution fees of up to 0.50% for fiscal periods after September 30, 2004.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses before waivers remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

            1 Year         $ 77
           3 Years         $ 240

         This supplement and the Prospectus dated January 1, 2004 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated June 28, 2004, which is incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-386-3111.